ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable

	As of	As of
	September 30, 2025	September 30, 2024
Trade accounts receivable	$4,482,287	$1,678,806
Less: allowances for credit loss	(228,658)	(135,646)
Accounts receivable, net	$4,253,629	$1,543,160

Schedule of change of the credit loss for doubtful accounts

	As of	As of
	September 30, 2025	September 30, 2024
Beginning balance	$135,646	$5,829
Addition	94,125	127,568
Exchange rate difference	(1,113)	2,249
Ending balance	$228,658	$135,646